UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4932

John Hancock World Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Health Sciences Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Health Sciences Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 90.28%		$96,743,287
(Cost $103,885,166)

Biotechnology 28.06%		30,067,759
Amgen, Inc. (I)	100,762	5,526,796
Cephalon, Inc. (I)	67,296	5,193,905
Genentech, Inc. (I)	69,957	5,683,307
Genzyme Corp. (I)	64,208	4,425,215
Gilead Sciences, Inc. (I)	138,834	7,048,602
OSI Pharmaceuticals, Inc. (I)	61,515	2,189,934

Drug Retail 1.95%		2,087,716
CVS Caremark Corp.	77,668	2,087,716

Health Care Distributors 5.88%		6,303,301
AmerisourceBergen Corp.	97,876	3,554,856
Cardinal Health, Inc.	36,028	1,356,454
Mckesson Corp.	31,493	1,391,991

Health Care Equipment 8.53%		9,136,643
Becton, Dickinson & Co.	48,421	3,518,754
Covidien, Ltd.	70,038	2,685,257
Medtronic, Inc.	29,700	994,653
Stryker Corp.	23,752	1,003,284
Syneron Medical, Ltd. (I)	132,393	934,695

Health Care Facilities 0.03%		35,700
TLC Vision Corp. (I)	280,000	35,700

Health Care Services 15.40%		16,506,840
Aveta, Inc. (B)(I)(S)	752,790	5,604,159
Express Scripts, Inc. (I)	87,495	4,703,731
Laboratory Corp. of America Holdings (I)	9,745	576,904
Medco Health Solutions, Inc. (I)	125,129	5,622,046

Health Care Supplies 0.69%		739,477
Cremer SA	210,760	739,477

Insurance Brokers 1.13%		1,208,753
eHealth, Inc. (I)	87,464	1,208,753

Managed Health Care 2.77%		2,966,752
Aetna, Inc.	50,922	1,578,582
Unitedhealth Group, Inc.	49,000	1,388,170

Pharmaceuticals 24.85%		26,626,113
Abbott Laboratories	105,254	5,835,282
Bayer AG	22,638	1,201,708
Johnson & Johnson	92,326	5,326,287
Pfizer, Inc.	324,997	4,738,456
Roche Holdings AG	44,241	6,210,758
Teva Pharmaceutical Industries, Ltd., ADR	21,719	900,253
Tongjitang Chinese Medicines Co. ADR (I)	378,650	1,109,444
Wyeth	30,345	1,303,925

Property & Casualty Insurance 0.99%		1,064,233
American Physicians Capital, Inc.	25,029	1,064,233

John Hancock Health Sciences Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 11.10%					$11,891,606
(Cost $11,891,606)
U.S. Government Agency 11.10%					11,891,606
U.S. Treasury Bill	Zero	06/25/09	AAA	7,800	7,793,671
U.S. Treasury Bill	Zero	06/11/09	AAA	1,400	1,399,065
U.S. Treasury Bill	Zero	06/18/09	AAA	2,700	2,698,870
Total investments (Cost $115,776,772) † 101.38%				$108,634,893
Other assets and liabilities, net (1.38%)					($1,473,808)
Total net assets 100.00%				$107,161,085

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income Producing Security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $119,981,841. Net unrealized depreciation aggregated $11,346,948, of which $9,807,015 related to appreciated investment securities and $21,153,963 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of the Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may

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include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009 :

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$83,726,661	-
Level 2 – Other Significant Observable
Inputs	19,304,073	-
Level 3 – Significant Unobservable Inputs	5,604,159	-
Total	$108,634,893	-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of October 31, 2008	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	$1,087,419	-
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	4,516,740	-
Balance as of January 31, 2009	$5,604,159	-

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S.

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dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties

Sector risk— pharmaceutical industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Pharmaceuticals companies can be hurt by economic declines and other factors. For instance, when economic conditions deteriorate, pharmaceutical stocks may decline.

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For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Health Sciences Fund.

280Q1 1/09
3/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 20, 2009